Related Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to related parties, current	$ 9,138	$ 17,253	$ 8,878,936
SRM LLC and NL Penn Capital, LP. [Member]
Due to related parties, current	$ 9,138	$ 17,253	$ 140,682